INVESTMENTS AND OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Investments and other financial assets [Abstract]
Disclosure of investments
The composition of investments and other financial assets is as follows:

	At December 31,
	2021	2020
	(€ thousand)
Investments accounted for using the equity method	42,927	34,663
Other securities and financial assets	11,582	8,178
Total investments and other financial assets	54,509	42,841
Changes in the carrying amount of investments accounted for using the equity method during the period were as follows:

(€ thousand)
Balance at January 1, 2020	30,012
Proportionate share of net profit for the year ended December 31, 2020	4,647
Proportionate share of remeasurement of defined benefit plans	4
Balance at December 31, 2020	34,663
Additions	1,285
Proportionate share of net profit for the year ended December 31, 2021	6,896
Proportionate share of remeasurement of defined benefit plans	83
Balance at December 31, 2021	42,927
Summarized financial information relating to FFS GmbH at and for the years ended December 31, 2021 and 2020 is presented below:

	At December 31,
	2021	2020
	(€ thousand)
Assets
Non-current assets	4,037	3,390
Receivables from financing activities	908,362	782,880
Other current assets	5,096	4,130
Cash and cash equivalents	14,046	5,406
Total assets	931,541	795,806

Equity and liabilities
Equity	81,156	67,352
Debt	763,563	653,748
Other liabilities	86,822	74,706
Total equity and liabilities	931,541	795,806

	For the year ended December 31,
	2021	2020	2019
	(€ thousand)
Net revenues	46,103	37,764	34,680
Cost of sales	16,971	14,864	15,655
Selling, general and administrative costs	8,565	8,494	8,892
Other expenses/(income), net	2,730	1,213	(963)
Profit before taxes	17,837	13,193	11,096
Income tax expense	4,045	3,898	3,010
Net profit	13,792	9,295	8,086